Summary of Significant Accounting Policies - Reserve for Operating Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	May. 31, 2015	May. 31, 2014	May. 31, 2013	May. 31, 2012
Allowance For Operating Losses
Accounting Policies [Abstract]
Settlement Liabilities, Reserves	$ 1,286	$ 1,725
Allowance For Uncollectible Customer's Liability - Merchant Card Processing Services
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation and allowance reserve	1,286	1,724	$ 2,318	$ 2,325
Valuation and allowance charges	4,928	8,658	9,484
Reserve for Operating Losses-Check Guarantee Processing
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation and allowance reserve	2,684	2,998	3,144	$ 3,435
Valuation and allowance charges	9,578	11,916	$ 11,731
Other Receivables, Net, Current | Reserve for Operating Losses-Check Guarantee Processing
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation and allowance reserve	$ 2,700	$ 3,000